SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling and Marketing Expenses, Employee Benefits (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising expenses	¥ 76,791,991	¥ 28,345,034	¥ 51,170,420
Employee social benefits included as expenses	¥ 15,544,106	¥ 13,705,669	¥ 12,652,658